As filed electronically with the Securities and Exchange Commission on November 19, 2013

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

Registration No. 033-00507

Pre-Effective Amendment No.

Post-Effective Amendment No. 121

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

1940 Act File No. 811-04419

Amendment No. 122

(Check appropriate box or boxes.)

Transamerica Series Trust

(Exact Name of Registrant as Specified in Charter)

570 Carillon Parkway, St. Petersburg, Florida 33716

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (727) 299-1800

Dennis P. Gallagher, Esq. 570 Carillon Parkway St. Petersburg, Florida 33716

(Name and Address of Agent for Service)

Approximate date of proposed public offering:

It is proposed that this filing will become effective:

☐	60 days after filing pursuant to paragraph (a) (1) of Rule 485.

☐	75 days after filing pursuant to paragraph (a) (2) of Rule 485.

☐	On (Date) pursuant to paragraph (a) (1) of Rule 485.

☐	On (Date) pursuant to paragraph (a) (2) of Rule 485.

☑	Immediately upon filing pursuant to paragraph (b) of Rule 485.

☐	On (Date) pursuant to paragraph (b) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and Transamerica Series Trust has duly caused this Post-Effective Amendment No. 121 to its Registration Statement to be signed on its behalf by the undersigned, thereunder duly authorized, in the City of St. Petersburg, State of Florida, on the 19th day of November 2013.

TRANSAMERICA SERIES TRUST

By:	/s/ Thomas A. Swank
Thomas A. Swank
Trustee, President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 121 to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

/s/ Thomas A. Swank Thomas A. Swank	Trustee, President and Chief Executive Officer	November 19, 2013

/s/ Sandra N. Bane Sandra N. Bane*	Trustee	November 19, 2013

/s/ Leo J. Hill Leo J. Hill*	Trustee	November 19, 2013

/s/ David W. Jennings David W. Jennings*	Trustee	November 19, 2013

/s/ Russell A. Kimball, Jr. Russell A. Kimball, Jr.*	Trustee	November 19, 2013

/s/ Eugene M. Mannella Eugene M. Mannella*	Trustee	November 19, 2013

/s/ Norman R. Nielsen Norman R. Nielsen*	Trustee	November 19, 2013

/s/ Joyce G. Norden Joyce G. Norden*	Trustee	November 19, 2013

/s/ Patricia L. Sawyer Patricia L. Sawyer*	Trustee	November 19, 2013

/s/ John W. Waechter John W. Waechter*	Trustee	November 19, 2013

/s/ Alan F. Warrick Alan F. Warrick*	Trustee	November 19, 2013

/s/ Elizabeth Strouse Elizabeth Strouse	Vice President, Treasurer and Principal Financial Officer	November 19, 2013

/s/ Dennis P. Gallagher * By: Dennis P. Gallagher	November 19, 2013
Dennis P. Gallagher**

**	Attorney-in-fact pursuant to powers of attorney previously filed.

Exhibits Filed With

Post-Effective Amendment No. 121 to

Registration Statement on

Form N-1A

Transamerica Series Trust

Registration No. 033-00507

Exhibit Index

Exhibit No.

EX-101.INS	XBRL Instance Document

EX-101.CAL	XBRL Taxonomy Calculation Linkbase Document

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase Document

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.PRE	XBRL Taxonomy Presentation Linkbase Document